Mining interests - Schedule of Fair Value Calculation Assumptions (Details) - Masbate Mine - $ / Ounce	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.00%	5.00%
Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)	1,500	1,350
Silver price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz)	17	17